LIFE OF VIRGINIA SEPARATE ACCOUNT I

STATEMENTS OF ASSETS & LIABILITIES (AUDITED)

December 31, 1997

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Table of Contents

Year ended December 31, 1997

=========================================================================

                                                                 Page

Independent Auditors' Report.......................................1

Financial Statements:

      Statements of Assets and Liabilities.........................2
      Statements of Operations.....................................3
      Statements of Changes in Net Assets..........................4

Notes to Financial Statements......................................5

=========================================================================

Report of Independent Auditors

Policyholders

Life of Virginia Separate Account I
   and Board of Directors

The Life Insurance Company of Virginia

We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account I (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return and Income Funds) as of December 31, 1997 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund of Life of Virginia Separate Account I for each of the two years or lesser periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account I for the year ended December 31, 1995, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account I as of December 31, 1997 and the results of their operations and changes in their net assets for each of the two years or periods then ended in conformity with generally accepted accounting principles.

Richmond, Virginia
February 13, 1998

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statements of Assets and Liabilities

December 31, 1997

----------------------------------------------------------------------------------------------------------------------------
                                                                               GE Investments Funds, Inc.
                                                                        (formerly Life of Virginia Series Fund, Inc.)
                                                              --------------------------------------------------------------
                                                                S&P 500           Money          Total
                                                                 Index            Market         Return         Income
                                                                 Fund             Fund           Fund           Fund
----------------------------------------------------------------------------------------------------------------------------
Assets

Investments in GE Investments Funds, Inc., at
  fair value (note 2):
     S&P 500 Index Fund (149,223 shares;
       cost - $2,345,470)                                   $ 2,869,554
     Money Market Fund (1,948,708 shares;
       cost - $1,912,292)                                                    $ 1,948,708
     Total Return Fund (37,202 shares;
       cost - $480,711)                                                                       $ 491,438
     Income Fund (94,420 shares; cost-
       $1,144,229)                                                                                          $ 1,143,429
Receivable from affiliate                                         8,750           16,213              -               -
_______________________________________________________________________________________________________________________

Total assets                                                $ 2,878,304        1,964,921        491,438       1,143,429
_______________________________________________________________________________________________________________________
Liabilities
_______________________________________________________________________________________________________________________

Accrued expenses payable to affiliate (note 3)                      772               25          1,535           5,491
Payable for units withdrawn                                          10                -              -               -
_______________________________________________________________________________________________________________________

Total liabilities                                                   782               25          1,535           5,491
______________________________________________________________________________________________________________________

Net assets                                                  $ 2,877,522        1,964,896        489,903       1,137,938
________________________________________________________________________________________________________________________
Analysis of Net Assets
________________________________________________________________________________________________________________________

Attribute to:
  Flexible premium variable life insurance policyholders      2,877,522           90,280        489,903          58,212
  The Life Insurance Company of Virginia                              -        1,874,616              -        1,079,726
________________________________________________________________________________________________________________________

Net assets                                                  $ 2,877,522        1,964,896        489,903        1,137,938
_________________________________________________________________________________________________________________________

Outstanding units                                                39,434            4,958         12,075            5,815
_________________________________________________________________________________________________________________________

Net asset value per unit                                    $     72.97             18.21         40.57            10.01
_________________________________________________________________________________________________________________________

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statements of Operations






--------------------------------------------------------------------------------------------------------------------------

GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                --------------------------------------------------------------------------
                                                             S&P 500                             Government
                                                              Index                              Securities
                                                              Fund                                  Fund
                                                ----------------------------------- -------------------------------------



                                                           Year ended December 31,               Year ended December 31,
                                                     1997         1996        1995         1997        1996         1995
--------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends from
        GE Investments Funds, Inc.            $    74,868      951,740      35,643            -     107,728       62,614
     Expenses - Mortality and expense risk
        charges (note 3)                           13,073       10,184       8,201          275         322          308
--------------------------------------------------------------------------------------------------------------------------

Net investment income                              61,795      941,556      27,442         (275)    107,406       62,306
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments:
     Net realized gain (loss)                      25,044       64,036     209,102       14,693         550      (51,013)
     Unrealized appreciation (depreciation)
        on investments                            576,234     (567,960)    334,668       52,703     (93,943)     179,358
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                               601,278     (503,924)    543,770       67,396     (93,393)     128,345
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                          $   663,073      437,632     571,212       67,121      14,013      190,651
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.




-----------------------------------------------------------------------------------------------------------------------------------

                                                GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                               ------------------------------------------------------------------------------------

                                                              Money Market                         Total Return         Income
                                                                 Fund                                 Fund               Fund
                                                -------------------------------------- ---------------------------------------------
                                                                                                                       Period from
                                                                                                                        December 12,
                                                                                                                          1997 to
                                                  Year ended December 31,              Year ended December 31,          December 31,
                                                1997        1996         1995        1997         1996        1995         1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends from
        GE Investments Funds, Inc.            $   93,738      90,233       66,095      67,322      125,517      31,014        2,969
     Expenses - Mortality and expense risk
        charges (note 3)                             413         304          319       2,387        2,159       1,981           13
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                             93,325      89,929       65,776      64,935      123,358      29,033        2,956
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments:
     Net realized gain (loss)                        243         606          451       9,612       17,898     228,655         (144)
     Unrealized appreciation (depreciation)
        on investments                             4,052       2,824       30,440       2,077      (99,638)   (126,734)        (800)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                4,295       3,430       30,891      11,689      (81,740)    101,921         (944)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                          $   97,620      93,359       96,667      76,624       41,618     130,954        2,012
------------------------------------------------------------------------------------------------------------------------------------




LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------

                                      GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                      -------------------------------------------------------------------------------
                                                     S&P 500                                Government
                                                      Index                                 Securities
                                                       Fund                                    Fund
                                      --------------------------------------- ---------------------------------------



                                                    Year ended December 31,                 Year ended December 31,
                                             1997          1996         1995          1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income                   61,795       941,556       27,442          (275)     107,406       62,306
   Net realized gain (loss)                25,044        64,036      209,102        14,693          550      (51,013)
   Unrealized appreciation
      (depreciation) on investments       576,234      (567,960)     334,668        52,703      (93,943)     179,358
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                        663,073       437,632      571,212        67,121       14,013      190,651
---------------------------------------------------------------------------------------------------------------------

From capital transactions:
   Net premiums                           135,730       138,008      147,174         5,808        7,582        9,270
   Loan interest                           (4,224)       (3,229)      (2,540)          (75)         (49)          (1)
   Transfers (to) from the general
      account of Life of Virginia:
        Death benefits                     (1,896)         (108)           -             -            -            -
        Surrenders                        (28,932)      (32,971)     (98,666)       (2,083)      (4,713)      (4,973)
        Loans                                (803)      (12,258)      (1,794)          467       (2,224)        (581)
        Cost of insurance (note 3)       (126,732)     (118,130)    (116,874)       (4,109)      (7,286)      (7,386)
        Transfer gain (loss) and
          transfer fees                    (3,324)        2,021       (3,057)        1,728          (60)      (5,159)
        Capital contribution
          (withdrawal)                          -             -   (1,368,036)   (1,077,814)           -   (1,350,000)
   Interfund transfers                    (25,477)       (2,210)      10,364       (65,455)        (180)      (1,159)
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from capital transactions              (55,658)      (28,877)  (1,433,429)   (1,141,533)      (6,930)  (1,359,989)
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets         607,415       408,755     (862,217)   (1,074,412)       7,083   (1,169,338)

Net assets at beginning of year         2,270,107     1,861,352    2,723,569     1,074,412    1,067,329    2,236,667
---------------------------------------------------------------------------------------------------------------------

Net assets at end of year               2,877,522     2,270,107    1,861,352             -    1,074,412    1,067,329
---------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.






------------------------------------------------------------------------------- ----------------------------------------------------


                                      ----------------------------------------- ----------------------------------------------------
                                                        Money                                     Total
                                                       Market                                    Return                   Income
                                                        Fund                                      Fund                     Fund
                                        --------------------------------------- ---------------------------------------- -----------
                                                                                                                         Period from
                                                                                                                        December 12,
                                                                                                                           1997 to
                                                      Year ended December 31,                  Year ended December 31,  December 31,
                                               1997         1996          1995          1997          1996         1995       1997
------------------------------------------------------------------------------- ----------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income                     93,325       89,929        65,776        64,935       123,358       29,033       2,956
   Net realized gain (loss)                     243          606           451         9,612        17,898      228,655        (144)
   Unrealized appreciation
      (depreciation) on investments           4,052        2,824        30,440         2,077       (99,638)    (126,734)       (800)
------------------------------------------------------------------------------- ----------------------------------------------------

Increase (decrease) in net assets
   from operations                           97,620       93,359        96,667        76,624        41,618      130,954       2,012
------------------------------------------------------------------------------- ----------------------------------------------------

From capital transactions:
   Net premiums                               6,957        6,570         8,049        34,821        37,434       39,298         229
   Loan interest                                (22)          (1)           49        (1,356)         (725)        (705)         12
   Transfers (to) from the general
      account of Life of Virginia:
        Death benefits                            -            -             -        (1,883)            -            -           -
        Surrenders                                -       (3,587)         (117)      (30,483)      (15,541)     (13,206)          -
        Loans                                   (74)      (2,071)         (394)       (6,398)      (10,486)      (4,958)          -
        Cost of insurance (note 3)          (10,681)      (9,090)       (8,799)      (35,165)      (34,260)     (34,298)       (161)
        Transfer gain (loss) and
          transfer fees                      17,954       (1,597)         (530)       (1,218)          (19)        (582)        (39)
        Capital contribution
          (withdrawal)                            -            -             -             -             -   (1,180,892)  1,077,814
   Interfund transfers                       30,083        3,403        (8,712)        2,778        (1,013)        (493)     58,071
------------------------------------------------------------------------------- ----------------------------------------------------

Increase (decrease) in net assets
   from capital transactions                 44,217       (6,373)      (10,454)      (38,904)      (24,610)  (1,195,836)  1,135,926
------------------------------------------------------------------------------- ----------------------------------------------------

Increase (decrease) in net assets           141,837       86,986        86,213        37,720        17,008   (1,064,882)  1,137,938

Net assets at beginning of year           1,823,059    1,736,073     1,649,860       452,183       435,175    1,500,057           -
------------------------------------------------------------------------------- ----------------------------------------------------

Net assets at end of year                 1,964,896    1,823,059     1,736,073       489,903       452,183      435,175   1,137,938
------------------------------------------------------------------------------- ---------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Notes to Financial Statements

December 31, 1997

===============================================================================


   (1)   Description of Entity

         Life of Virginia Separate Account I (the Account) is a separate investment account established in 1984 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia prior to December 31, 1988. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation.

         During 1997, the Life of Virginia Series Fund, Inc. changed its name to the GE Investments Funds, Inc. As a result the Life of Virginia Series Funds, Inc.--Common Stock Index, Government Securities, Money Market and Total Return Portfolios were renamed the GE Investments Funds, Inc.--S&P 500 Index, Government Securities, Money Market and Total Return Funds, respectively. On December 12, 1997, the Account added the GE Investments Funds, Inc.--Income Fund as a new investment subdivision and made a substitution of shares of the GE Investments Funds, Inc.--Government Securities for shares of the GE Investments Funds, Inc.--Income Fund. The foregoing substitution was carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance.

         In 1995, Life of Virginia redeemed $1,368,036, $1,350,000 and $1,180,892 from the Common Stock Index Portfolio, the Government Securities Portfolio and the Total Return Portfolio, respectively, resulting in withdrawals of 81,869 shares, 138,746 shares and 85,510 shares of the respective capital stock.

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Notes to Financial Statements

================================================================================


   (2)   Summary of Significant Accounting Policies

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

         The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1997 were:

                                                                           Cost of Shares     Proceeds From
Fund                                                                             Acquired       Shares Sold
------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.:
     S&P 500 Index                                                      $       1,182,705           224,966
     Government Securities                                                        172,640         1,211,618
     Money Market                                                                 221,179            11,237
     Total Return                                                                 244,145            91,284
     Income                                                                     1,202,605            58,232
------------------------------------------------------------------------------------------------------------






         Capital Transactions

         The increase (decrease) in outstanding units from capital transactions for the years or periods ended December 31, 1997, 1996 and 1995 are as follows:

   (2)   Continued


                                                                               GE Investments Funds, Inc.
                                                ----------------------------------------------------------------------

                                                                     Govern-
                                                        S&P 500         ment       Money            Total
                                                          Index    Securities     Market           Return      Income
                                                           Fund         Fund        Fund             Fund        Fund
----------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                   42,820        3,166       4,367           14,360           -

     Net premiums                                         4,342          485         504            1,371           -
     Loan interest                                          (75)           -           3              (25)          -
     Transfers (to) from the general
       account of Life of Virginia:
         Death benefits                                       -            -           -                -           -
         Surrenders                                      (2,911)        (260)         (7)            (461)          -
         Loans                                              (53)         (30)        (25)            (173)          -
         Cost of insurance                               (3,448)        (387)       (551)          (1,196)          -
         Interfund transfers                                306          (61)       (545)             (17)          -
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
   from capital transactions                             (1,839)        (253)       (621)            (501)          -
----------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                   40,981        2,913       3,746           13,859           -

     Net premiums                                         2,880          328         390            1,180           -
     Loan interest                                          (67)          (2)          -              (23)          -
     Transfers (to) from the general
       account of Life of Virginia:
         Death benefits                                      (2)           -           -                -           -
         Surrenders                                        (688)        (204)       (213)            (490)          -
         Loans                                             (256)         (96)       (123)            (330)          -
         Cost of insurance                               (2,466)        (316)       (539)          (1,080)          -
     Interfund transfers                                    (46)          (8)        202              (32)          -
----------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
   from capital transactions                               (645)        (298)       (283)            (775)          -
----------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                   40,336        2,615       3,463           13,084           -

   Net premiums                                           2,340          231         396              931          23
   Loan interest                                            (73)          (3)         (1)             (36)          1
   Transfers (to) from the general
     account of Life of Virginia:
       Death benefits                                       (33)           -           -              (50)          -
       Surrenders                                          (499)         (83)          -             (816)          -
       Loans                                                (14)          19          (4)            (171)          -
       Cost of insurance                                 (2,184)        (164)       (608)            (941)        (16)
   Interfund transfers                                     (439)      (2,615)      1,712               74       5,807
----------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
   from capital transactions                               (902)      (2,615)      1,495           (1,009)      5,815
----------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                   39,434            -       4,958           12,075       5,815
----------------------------------------------------------------------------------------------------------------------

   (2)   Continued

         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

   (3)   Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with accomplishing the surrender.

         A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .50% of the net assets of the Account.

         GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

         Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia.

   (3)   Continued

         GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Money Market Fund and .50% for the Total Return and Income Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

         Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

================================================================================